Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 556	$ 1,286
Net income/(loss)	(1,877)	913
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	361	2
Depreciation, depletion and amortization	582	588
Impairment of assets	2,142	2
Deferred taxation	(218)	135
Other non cash items	(141)	(91)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(30)	23
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	38	(186)
Inventories	(120)	(200)
Accounts payable and other current liabilities	(181)	100
Net cash (used)/generated in investing activities	(1,458)	(1,819)
Increase in non-current investments	(467)	(297)
Net associates and equity accounted joint ventures loans advanced	7	(63)
Additions to property, plant and equipment	(1,010)	(1,135)
Interest capitalized and paid	(5)	(8)
Expenditure on intangible assets	(50)	(52)
Proceeds on sale of mining assets	7	4
Proceeds on sale of investments	71	93
Proceeds on disposal of subsidiary	2	0
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Cash of subsidiary acquired	0	5
Acquisition of subsidiary and loan	0	(335)
Reclassification of cash balances to held for sale assets	(6)	0
Change in restricted cash	(7)	(31)
Net cash generated/(used) by financing activities	796	544
Repayments of debt	(1,226)	(212)
Issuance of stock	0	2
Proceeds from debt	2,106	1,212
Debt issue costs	(34)	(29)
Acquisition of noncontrolling interests	0	(215)
Dividends (paid)/received	(50)	(214)
Net increase/(decrease) in cash and cash equivalents	(106)	11
Effect of exchange rate changes on cash	(25)	0
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - September 30,	786	1,123
Cash and cash equivalents - September 30, net of bank overdraft	761
Bank overdraft	25	0	0
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	263	687
Net income/(loss)	(1,863)	900
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(50)	13
Depreciation, depletion and amortization	205	236
Impairment of assets	3	0
Deferred taxation	39	36
Other non cash items	1,649	(1,015)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(21)	2
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	385	577
Receivables	(1)	(27)
Inventories	39	(40)
Accounts payable and other current liabilities	(122)	5
Net cash (used)/generated in investing activities	(320)	(751)
Increase in non-current investments	0	(3)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	(309)	(377)
Interest capitalized and paid	0	0
Expenditure on intangible assets	(19)	(36)
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	6	0
Proceeds on disposal of subsidiary	2
Cash of subsidiary acquired		0
Acquisition of subsidiary and loan		(335)
Reclassification of cash balances to held for sale assets	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	8	(235)
Repayments of debt	(236)	0
Issuance of stock	17	2
Proceeds from debt	300	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	(73)	(237)
Net increase/(decrease) in cash and cash equivalents	(49)	(299)
Effect of exchange rate changes on cash	(10)	4
Cash and cash equivalents - January 1,	98	388
Cash and cash equivalents - September 30,	39	93
Cash and cash equivalents - September 30, net of bank overdraft	39
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(1,711)	(524)
Net income/(loss)	(3,034)	432
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,527	(26)
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	879	(469)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(1,108)	(489)
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	25	28
Net cash (used)/generated in investing activities	(349)	(177)
Increase in non-current investments	(349)	(197)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	20
Proceeds on disposal of subsidiary	0
Cash of subsidiary acquired		0
Acquisition of subsidiary and loan		0
Reclassification of cash balances to held for sale assets	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	2,020	926
Repayments of debt	(250)	(200)
Issuance of stock	111	(99)
Proceeds from debt	1,500	949
Debt issue costs	(34)	(21)
Acquisition of noncontrolling interests		0
Dividends (paid)/received	693	297
Net increase/(decrease) in cash and cash equivalents	(40)	225
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	537	458
Cash and cash equivalents - September 30,	497	683
Cash and cash equivalents - September 30, net of bank overdraft	497
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	2,070	1,211
Net income/(loss)	(1,575)	720
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	286	10
Depreciation, depletion and amortization	377	352
Impairment of assets	2,139	2
Deferred taxation	(257)	99
Other non cash items	590	347
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(9)	21
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	723	(88)
Receivables	39	(159)
Inventories	(159)	(160)
Accounts payable and other current liabilities	(84)	67
Net cash (used)/generated in investing activities	(789)	(891)
Increase in non-current investments	(118)	(97)
Net associates and equity accounted joint ventures loans advanced	7	(63)
Additions to property, plant and equipment	(701)	(758)
Interest capitalized and paid	(5)	(8)
Expenditure on intangible assets	(31)	(16)
Proceeds on sale of mining assets	7	4
Proceeds on sale of investments	65	73
Proceeds on disposal of subsidiary	0
Cash of subsidiary acquired		5
Acquisition of subsidiary and loan		0
Reclassification of cash balances to held for sale assets	(6)
Change in restricted cash	(7)	(31)
Net cash generated/(used) by financing activities	(1,298)	(235)
Repayments of debt	(740)	(12)
Issuance of stock	(128)	99
Proceeds from debt	306	263
Debt issue costs	0	(8)
Acquisition of noncontrolling interests		(215)
Dividends (paid)/received	(736)	(362)
Net increase/(decrease) in cash and cash equivalents	(17)	85
Effect of exchange rate changes on cash	(15)	(4)
Cash and cash equivalents - January 1,	257	266
Cash and cash equivalents - September 30,	250	347
Cash and cash equivalents - September 30, net of bank overdraft	225
Bank overdraft	25
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(66)	(88)
Net income/(loss)	4,595	(1,139)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,402)	5
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(3,259)	1,046
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Cash of subsidiary acquired		0
Acquisition of subsidiary and loan		0
Reclassification of cash balances to held for sale assets	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	66	88
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	66	88
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - September 30,	0	0
Cash and cash equivalents - September 30, net of bank overdraft	$ 0